Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,545,549.84

Principal:
Principal Collections	$31,341,520.12
Prepayments in Full	$18,434,448.26
Liquidation Proceeds	$333,229.21
Recoveries	$24,562.39
Sub Total	$50,133,759.98
Collections	$52,679,309.82

Purchase Amounts:
Purchase Amounts Related to Principal	$227,524.58
Purchase Amounts Related to Interest	$552.86
Sub Total	$228,077.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,907,387.26

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	17
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,907,387.26
Servicing Fee	$988,842.21	$988,842.21	$0.00	$0.00	$51,918,545.05
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$51,918,545.05
Interest - Class A-2 Notes	$23,473.27	$23,473.27	$0.00	$0.00	$51,895,071.78
Interest - Class A-3 Notes	$320,194.00	$320,194.00	$0.00	$0.00	$51,574,877.78
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$51,432,151.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,432,151.11
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$51,369,517.44
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,369,517.44
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$51,297,913.44
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$51,297,913.44
Regular Principal Payment	$46,968,893.54	$46,968,893.54	$0.00	$0.00	$4,329,019.90
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$4,329,019.90
Residual Released to Depositor	$0.00	$4,329,019.90	$0.00	$0.00	$0.00

Total		$52,907,387.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$46,968,893.54
Total					$46,968,893.54
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$46,968,893.54	$68.48	$23,473.27	$0.03	$46,992,366.81	$68.51
Class A-3 Notes	$0.00	$0.00	$320,194.00	$0.47	$320,194.00	$0.47
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$46,968,893.54	$22.31	$620,631.61	$0.29	$47,589,525.15	$22.60

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$56,335,840.07	0.0821342	$9,366,946.53	0.0136564
Class A-3 Notes	$686,130,000.00	1.0000000	$686,130,000.00	1.0000000
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$1,064,545,840.07	0.5055664	$1,017,576,946.53	0.4832603

Pool Information
Weighted Average APR	2.632%	2.626%
Weighted Average Remaining Term	43.45	42.60
Number of Receivables Outstanding	51,680	50,413
Pool Balance	$1,186,610,652.20	$1,136,138,884.64
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,106,658,971.33	$1,059,690,077.79
Pool Factor	0.5264416	0.5040497

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$76,448,806.85
Targeted Overcollateralization Amount	$118,561,938.11
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$118,561,938.11

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$135,045.39
(Recoveries)		21	$24,562.39
Net Loss for Current Collection Period			$110,483.00
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1117%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2341%
Second Prior Collection Period			0.0713%
Prior Collection Period			0.1627%
Current Collection Period			0.1142%
Four Month Average (Current and Prior Three Collection Periods)			0.1456%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,940	$3,878,093.32
(Cumulative Recoveries)			$712,457.49
Cumulative Net Loss for All Collection Periods			$3,165,635.83
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1404%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,999.02
Average Net Loss for Receivables that have experienced a Realized Loss			$1,631.77

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.73%	302	$8,291,878.53
61-90 Days Delinquent	0.09%	35	$1,061,352.96
91-120 Days Delinquent	0.01%	5	$115,515.33
Over 120 Days Delinquent	0.03%	11	$285,370.74
Total Delinquent Receivables	0.86%	353	$9,754,117.56

Repossession Inventory:
Repossessed in the Current Collection Period		15	$440,501.50
Total Repossessed Inventory		26	$729,319.24

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0805%
Prior Collection Period			0.0851%
Current Collection Period			0.1012%
Three Month Average			0.0889%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1287%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	17

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	104	$3,049,796.45
2 Months Extended	147	$4,610,770.42
3+ Months Extended	15	$449,438.50

Total Receivables Extended	266	$8,110,005.37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer